Fair value measurement - Fair values of the Group's derivative financial assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	May 06, 2022	Jan. 01, 2022
Fair value measurement
Current derivative financial assets	$ 714
Non-current derivative financial assets	8,505
Total derivative financial assets	9,219
Current derivative financial liabilities	11,792
Non-current derivative financial liabilities	65,863	$ 7,443		$ 8,440
Total derivative financial liabilities	77,655	7,443		8,440
Warrant
Fair value measurement
Non-current derivative financial liabilities	34,834	$ 7,443		$ 8,440
Mezz Facility embedded derivative
Fair value measurement
Current derivative financial liabilities	11,792
Non-current derivative financial liabilities	31,029
Conversion option
Fair value measurement
Total derivative financial liabilities			$ 8
Silver stream embedded derivative
Fair value measurement
Current derivative financial assets	705
Non-current derivative financial assets	3,035
Copper stream embedded derivative
Fair value measurement
Current derivative financial assets	9
Non-current derivative financial assets	$ 5,470